Equity (Tables)	12 Months Ended
Dec. 31, 2021
Equity [abstract]
Summary of Class A Common Shares and Class B Subordinate Voting Shares Issued and Outstanding	Class A Common Shares and Class B Subordinate Voting Shares Issued and Outstanding

Shares (in 000’s)	Class A Common Shares	Class B Subordinate Voting Shares
As at January 1, 2020	7,765	539,528
Shares issued on options exercised (c)	—	145
Acquired and cancelled pursuant to normal course issuer bid (h)	—	(16,292)
As at December 31, 2020	7,765	523,381
Shares issued on options exercised (c)	—	3,067
As at December 31, 2021	7,765	526,448

Summary of Weighted Average Assumptions
The weighted average fair value of share options granted in the year was estimated at $10.83 per option (2020 – $4.76) at the grant date based on the Black-Scholes option-pricing model using the following assumptions:

	2021	2020
Weighted average exercise price	$ 29.04	$ 14.42
Dividend yield	0.69%	2.13%
Risk-free interest rate	0.75%	1.19%
Expected option life	6.3 years	6.1 years
Expected volatility	40%	41%
Forfeiture rate	0.78%	1.16%

Summary of Outstanding Share Options
Outstanding share options are as follows:

	2021		2020
	Share Options (in 000’s)	Weighted Average Exercise Price	Share Options (in 000’s)	Weighted Average Exercise Price
Outstanding at beginning of year	25,250	$20.61	20,152	$23.02
Granted	2,519	29.04	6,314	14.42
Exercised	(3,189)	16.03	(156)	8.33
Forfeited	(186)	25.43	(293)	20.97
Expired	(714)	52.86	(767)	35.14
Outstanding at end of year	23,680	$21.12	25,250	$20.61
Vested and exercisable at end of year	16,543	$21.29	17,368	$21.76

Summary of Information Relating to Share Options Outstanding
Information relating to share options outstanding at December 31, 2021, is as follows:

Outstanding Share Options (in 000’s)	Exercise Price Range	Weighted Average Remaining Life of Outstanding Options (months)
4,096	$5.34 — $13.57	49
4,876	$13.58 — $14.71	98
5,406	$14.72 — $26.53	43
5,700	$26.54 — $29.43	88
3,602	$29.44 — $39.90	36
23,680	$5.34 — $39.90	65

Summary of Exercise Price Range for Share Options
Information relating to share options outstanding at December 31, 2021, is as follows:

Outstanding Share Options (in 000’s)	Exercise Price Range	Weighted Average Remaining Life of Outstanding Options (months)
4,096	$5.34 — $13.57	49
4,876	$13.58 — $14.71	98
5,406	$14.72 — $26.53	43
5,700	$26.54 — $29.43	88
3,602	$29.44 — $39.90	36
23,680	$5.34 — $39.90	65

Summary of Outstanding Units
The outstanding Units are summarized in the following table:

(in 000’s)	2021		2020
	Outstanding	Vested	Outstanding	Vested
DSUs	2,526	2,526	2,555	2,555
RSUs	2,707	—	1,408	—
PSUs	1,622	—	1,449	—
PDSUs	185	67	213	70
	7,040	2,593	5,625	2,625

Summary of Accumulated Other Comprehensive Income (Loss)	Accumulated Other Comprehensive Income

(CAD$ in millions)	2021	2020
Accumulated other comprehensive income – beginning of year	$247	$309
Currency translation differences:
Unrealized losses on translation of foreign subsidiaries	(50)	(197)
Foreign exchange differences on debt designated as a hedge of our investment in foreign subsidiaries (net of taxes of $(2) and $(17)) (Note 29(b))	11	111
	(39)	(86)
Gain (loss) on marketable equity and debt securities (net of taxes of $1 and $(3))	(6)	24
Remeasurements of retirement benefit plans (net of taxes of $(91) and $29)	171	(50)
Total other comprehensive income (loss)	126	(112)
Less remeasurements of retirement benefit plans recorded in retained earnings	(171)	50
Accumulated other comprehensive income – end of year	$202	$247

Summary of Basic and Diluted Earnings Per Share
The following table reconciles our basic and diluted earnings (loss) per share:

(CAD$ in millions, except per share data)	2021	2020
Net basic and diluted profit (loss) attributable to shareholders of the company	$2,868	$(864)
Weighted average shares outstanding (000’s)	532,340	534,378
Dilutive effect of share options	7,931	—
Weighted average diluted shares outstanding (000’s)	540,271	534,378
Basic earnings (loss) per share	$5.39	$(1.62)
Diluted earnings (loss) per share	$5.31	$(1.62)